Overlay Shares Core Bond ETF
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchange Traded Funds - 99.8%
iShares Core U.S. Aggregate Bond ETF (a)(b)	1,015,910	$120,304,062
TOTAL EXCHANGE TRADED FUNDS (Cost $116,365,034)		120,304,062

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.05% (c)	145,519	145,519
TOTAL MONEY MARKET FUNDS (Cost $145,519)		145,519

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.1%
PURCHASED PUT OPTIONS - 0.1%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,415 (f)	82	2,255	$29,697,365
Expiration: December 2020, Exercise Price: $3,445 (f)	83	38,595	30,059,528
Expiration: December 2020, Exercise Price: $3,460 (f)	82	22,755	29,697,365
Expiration: December 2020, Exercise Price: $3,470 (f)	82	14,350	29,697,365
TOTAL PURCHASED OPTIONS (Cost $186,157)		77,955

Total Investments (Cost $116,696,710) - 100.0%		120,527,536
Liabilities in Excess of Other Assets - 0.0% (e)		(35,400)
TOTAL NET ASSETS - 100.0%		$120,492,136

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $33,600,964.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Core Bond ETF
Schedule of Written Options
November 30, 2020 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.3)%
WRITTEN PUT OPTIONS - (0.3)%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,520	82	$7,995	$29,697,365
Expiration: December 2020, Exercise Price: $3,550	83	120,350	30,059,528
Expiration: December 2020, Exercise Price: $3,565	82	99,220	29,697,365
Expiration: December 2020, Exercise Price: $3,575	82	86,510	29,697,365
TOTAL WRITTEN OPTIONS (Premiums Received $577,007)		$314,075

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$120,304,062	$-	$-	$120,304,062
Money Market Funds	145,519	-	-	145,519
Purchased Options	77,955	-	-	77,955
Total Investments - Assets	$120,527,536	$-	$-	$120,527,536
Other Financial Instruments - Liabilities:
Written Options	$314,075	$-	$-	$314,075